Assets classified as held for sale (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Assets held for sale		$ 5,479
Goodwill	1,788	1,635	17,697	$ 18,269
Inventories	1,151	1,646	2,115
Property, plant and equipment	1,460	439	3,742
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Goodwill		210
Inventories		657
Property, plant and equipment		2,040
Trade and other receivables		2,366
Disposal groups classified as held for sale [member] | Kenshaw electrical pty limited [member]
IfrsStatementLineItems [Line Items]
Assets held for sale		5,500
Goodwill		200
Inventories		700
Property, plant and equipment		2,100
Trade and other receivables		$ 2,400